BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
BORROWINGS
Schedule of bank borrowings

	At December 31,	At December 31,
	2022	2023
	$	$
Short-term borrowings related to project assets (1)	333,521	291,982
Other short-term borrowings	1,110,295	1,513,216
Subtotal for short-term borrowings	1,443,816	1,805,198
Long-term borrowings related to project assets	318,987	450,455
Other long-term borrowings	494,419	815,510
Subtotal for long-term borrowings	813,406	1,265,965
Total	2,257,222	3,071,163
(1)	Includes long-term borrowings that were classified as current liabilities because these borrowings are associated with certain solar power and battery energy storage assets that are expected to be sold within one year.

Schedule of future principal repayments on the long-term borrowings

2024	$1,805,198
2025	551,022
2026	355,269
2027	84,689
2028	49,252
Thereafter	225,733
Total	$3,071,163

Schedule of weighted average effective interest rates on borrowings

	At December 31,	At December 31,
	2022	2023
Short-term borrowings	5.3%	3.8%
Long-term borrowings	4.1%	6.7%

Schedule of interest incurred

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Interest capitalized — project assets	17,316	26,439	27,676
Interest capitalized — solar power systems	—	18,666	33,097
Interest capitalized — property, plant and equipment	—	—	963
Interest expense	58,153	74,266	114,099
Total interest incurred	75,469	119,371	175,835